INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORY
Schedule of Inventory

	December 31,
	2023	2022
	U.S. dollars in thousands
Raw materials	828	1,797
Work in progress	233	2,385
Finished goods	3,328	6,827
	4,389	11,009